Debt obligations (Tables)	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Components of Debt Obligations
Debt obligations consisted of the following as of December 31, 2024 and December 31, 2023:

As of December 31, 2024	Maturity date	Stated interest rate	Effective interest rate	Extension options	Total facility	Outstanding balance
Seller note — Capitala Acquisition(1)	July 2025	—	—	N/A	$4,000	$1,471
MLC US Holdings Credit Facility (2)	August 2027	SOFR +7.50%	12.37%	N/A	40,000	40,000
Seller note — Ability Acquisition	October 2031	5.0%	5.0%	N/A	15,000	15,000
Debenture units (3)	January 2032	8.5%	8.9%	N/A	18,752	19,821
Total debt					$77,752	$76,292
______________
(1)The Company elected FVO for the Seller note – Capitala Acquisition. The following balance represents the fair value of the note as of December 31, 2024.
(2)The MLC US Holdings Credit Facility is secured by all assets and interests in assets and proceeds owned and acquired by MLC US Holdings.
(3)The warrants issued with the Debenture Units are recorded in equity at fair value upon issuance and therefore are not required to be subsequently remeasured at fair value on an ongoing basis.

As of December 31, 2023	Maturity date	Stated interest rate	Effective interest rate	Extension options	Total facility	Outstanding balance
Subsequent Lind Bridge Note	45748	7.5% PIK (3)	7.5% PIK	N/A	$5,000	$5,315
Seller note — Capitala Acquisition(1)	Jul-25	—	—	N/A	4,000	1,175
MLC US Holdings Credit Facility (2)	Aug-27	SOFR +7.50%	13.16%	N/A	34,000	30,794
Initial Lind Bridge Note	Oct-29	7.5% PIK (3)	7.5% PIK	N/A	7,500	8,210
Seller note — Ability Acquisition	Oct-31	5.0%	5.0%	N/A	15,000	15,000
Total debt					$65,500	$60,494
______________
(1)The Company elected FVO for the Seller note – Capitala Acquisition. The following balance represents the fair value of the note as of December 31, 2023.
(2)The MLC US Holdings Credit Facility is secured by all assets and interests in assets and proceeds owned and acquired by MLC US Holdings.
(3)Payment in kind (“PIK”) interest.
Ability has the following surplus notes outstanding as of December 31, 2024 and December 31, 2023:

As at December 31, 2024	Date issued	Date of maturity	Interest rate	Par value	Carrying value of note	Interest and/or principal paid during current year (1)
Sentinel Security Life Insurance Company	2/25/2013	Jun-28	5.00%	$2,250	$2,250	$113
Pavonia Life Insurance Company of Michigan	Aug-23	48549	10.00%	12,000	12,000	1,200
Total surplus notes				$14,250	$14,250	$1,313

As at December 31, 2023	Date issued	Date of maturity	Interest rate	Par value	Carrying value of note	Interest and/or principal paid during current year (2)
Sentinel Security Life Insurance Company	2/25/2013	June 2028	5.00%	$2,250	$2,250	$113
Pavonia Life Insurance Company of Michigan	8/30/23	December 2032	10.00%	12,000	12,000	400
Total surplus notes				$14,250	$14,250	$513
______________
(1)Reflects interest and/or principal paid for the year ended December 31, 2024.
(2)Reflects interest and/or principal paid for the year ended December 31, 2023.
Debt obligations consisted of the following as of September 30, 2025 and December 31, 2024:

As of September 30, 2025	Maturity date	Stated interest rate	Effective interest rate	Extension options	Total facility	Outstanding balance
Seller note — Capitala Acquisition¹	November 2025	—	—%	N/A	$4,000	$132
MLC US Holdings Credit Facility²	August 2027	SOFR +7.50%	12.1%	N/A	40,000	38,000
Seller note — Ability Acquisition	October 2031	5.0%	5.0%	N/A	15,000	15,000
Debenture units³	January 2032	8.5%	8.9%	N/A	18,752	21,173
Total debt					$77,752	$74,305
_______________
(1)The Company elected FVO for the Seller note – Capitala Acquisition. The following balance represents the fair value of the note as of September 30, 2025.
(2)The MLC US Holdings Credit Facility is secured by all assets and interests in assets and proceeds owned and acquired by MLC US Holdings.
(3)The warrants issued with the Debenture Units are recorded in equity at fair value upon issuance and therefore are not required to be subsequently remeasured at fair value on an ongoing basis.

As of December 31, 2024	Maturity date	Stated interest rate	Effective interest rate	Extension options	Total facility	Outstanding balance
Seller note — Capitala Acquisition¹	July 2025	—	0	N/A	$4,000	$1,471
MLC US Holdings Credit Facility²	August 2027	SOFR +7.50%	12.4%	N/A	40,000	40,000
Seller note — Ability Acquisition	October 2031	5.0%	5.0%	N/A	15,000	15,000
Debenture units³	January 2032	8.5%	8.9%	N/A	18,752	19,821
Total debt					$77,752	$76,292,000
_______________
(1)The Company elected FVO for the Seller note – Capitala Acquisition. The following balance represents the fair value of the note as of December 31, 2024.
(2)The MLC US Holdings Credit Facility is secured by all assets and interests in assets and proceeds owned and acquired by MLC US Holdings.
(3)The warrants issued with the Debenture Units are recorded in equity at fair value upon issuance and therefore are not required to be subsequently remeasured at fair value on an ongoing basis.
Debt obligations
Ability has the following surplus notes outstanding as of September 30, 2025 and December 31, 2024:

As of September 30, 2025	Date issued	Date of maturity	Interest rate	Par value	Carrying value of note
Sentinel Security Life Insurance Company	February 2013	June 2028	5.00%	$2,250	$2,250
Pavonia Life Insurance Company of Michigan	August, 2023	December, 2032	10.00%	12,000	12,000
Atlantic Coast Life Insurance Company	March, 2025	March, 2033	SOFR+6.00%	3,000	3,000
Total surplus notes				$17,250	$17,250

As of December 31, 2024	Date issued	Date of maturity	Interest rate	Par value	Carrying value of note
Sentinel Security Life Insurance Company	February, 2013	June, 2028	5.00%	$2,250	$2,250
Pavonia Life Insurance Company of Michigan	August, 2023	December, 2032	10.00%	12,000	12,000
Total surplus notes				$14,250	$14,250

Schedule of Maturities of Long-Term Debt
The scheduled principal repayments are as follows:

As of	December 31, 2024
2025	$3,471
2026	2,000
2027	39,000
2028	12,000
2029 and thereafter	19,821
76,292
Transaction costs (net of amortization)	(1,329)
Total debt	$74,963
The scheduled principal repayments are as follows:

As of	September 30, 2025
Remainder of 2025	$632
2026	2,000
2027	38,500
2028	3,000
2029	3,000
2030 and thereafter	27,173
74,305
Transaction costs (net of amortization)	(951)
Total debt	$73,354

Schedule Of Debt Instrument Reconcilation
The following table shows the reconciliation of debt obligations for the Company:

For the year ended	December 31, 2024	December 31, 2023
Asset management
Balance at the beginning of the period	$59,205	$50,432
Cashflows:
Proceeds from borrowings	31,603	9,500
Repayments of borrowings	(17,413)	(3,452)
Financing costs paid and deferred	(270)	(297)
Non-cash changes:
Assumption of debt from acquisition of Ovation	—	1,863
Amortization of deferred financing costs	359	331
PIK interest(1)	1,677	913
Change in fair value of debt obligation	296	(85)
Transaction costs capitalized through the Debenture Units' initial fair value	(198)	—
Initial equity classified warrant value issued with Debenture Units	(296)	—
Balance at the end of the period - Asset Management	$74,963	$59,205
Insurance
Balance at the beginning of the period	$14,250	$2,250
Cashflows:
Proceeds from borrowings	—	12,000
Repayments of borrowings	—	—
Balance at the end of the period - Insurance Solutions	$14,250	$14,250
______________
(1)The following PIK balances do not include $4.4 million and $0.6 million of PIK related to Insurance Solutions investments as of December 31, 2024, and 2023, respectively.